Auditor's remuneration	12 Months Ended
Sep. 30, 2019
Auditor's remuneration
Auditor's remuneration

OTHER

Note 35. Auditor’s remuneration

The fees payable to the auditor, PricewaterhouseCoopers (PwC), and overseas firms belonging to the PwC network of firms were:

	Consolidated		Parent Entity
$'000	2019	2018	2019	2018
Audit and audit-related fees
Audit fees
PwC Australia	28,153	19,999	28,025	19,967
Overseas PwC network firms	3,216	3,338	321	68
Total audit fees	31,369	23,337	28,346	20,035
Audit-related fees
PwC Australia	3,569	2,316	3,418	2,224
Overseas PwC network firms	128	117	2	—
Total audit-related fees	3,697	2,433	3,420	2,224
Total audit and audit-related fees	35,066	25,770	31,766	22,259
Tax fees
PwC Australia	53	169	53	49
Total tax fees	53	169	53	49
Other fees
PwC Australia	70	1,581	70	1,501
Overseas PwC network firms	502	—	502	—
Total other fees	572	1,581	572	1,501
Total audit and non-audit fees	35,691	27,520	32,391	23,809

Fees payable to the auditor have been categorised as follows:

Audit	The year end audit, half-year review and comfort letters associated with debt issues and capital raisings.
Audit-related	Consultations regarding accounting standards and reporting requirements, regulatory compliance reviews and assurance related to debt and capital offerings.
Tax	Tax compliance and tax advisory services.
Other	Various services including systems assurance, compliance advice and controls reviews.

It is Westpac’s policy to engage PwC on assignments additional to their statutory audit duties only if their independence is not impaired or seen to be impaired and where their expertise and experience with Westpac is important. All services were approved by the Audit Committee in accordance with the pre-approval policy and procedures.

PwC also received fees of $7.5 million (2018: $7.5 million) for various entities which are related to Westpac but not consolidated. These non-consolidated entities include entities sponsored by the Group, trusts of which a Westpac Group entity is trustee, manager or responsible entity, superannuation funds and pension funds.